Consolidated Balance Sheets (Q1) (Parentheticals) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, liquidation value	0.001	0.001	0.001
Preferred stock, par value (in usd per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares designated	825,000	825,000	825,000
Preferred stock, shares issued	10,000	10,000	10,000
Preferred stock, shares outstanding	10,000	10,000	10,000
Common stock, par value (in usd per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	60,544,144	59,800,792	19,389,413
Common stock, shares, outstanding	60,533,064	59,789,712	19,378,333
Treasury stock (shares)	11,080	11,080	11,080